Offerings	Dec. 31, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	10,300,961
Proposed Maximum Offering Price per Unit | $ / shares	1.97
Maximum Aggregate Offering Price	$ 20,292,893.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,802.45
Offering Note	Ordinary shares will be offered for resale by the selling securityholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 10,300,961 ordinary shares and 9,152,087 warrants of the registrant. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares being registered hereunder include an indeterminable number of additional shares that may be issuable as a result of stock splits, stock dividends or similar transactions.Determined pursuant to Rule 457(c) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Company’s ordinary shares on The Nasdaq Global Market on December 29, 2025, which date is a date within five business days prior to the filing of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants, each whole warrant exercisable for one Ordinary Share for $11.50 per share
Amount Registered | shares	9,152,087
Proposed Maximum Offering Price per Unit | $ / shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note	Ordinary shares will be offered for resale by the selling securityholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 10,300,961 ordinary shares and 9,152,087 warrants of the registrant. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares being registered hereunder include an indeterminable number of additional shares that may be issuable as a result of stock splits, stock dividends or similar transactions.Determined pursuant to Rule 457(c) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Company’s ordinary shares on The Nasdaq Global Market on December 29, 2025, which date is a date within five business days prior to the filing of this registration statement.Includes 9,152,087 Private Warrants that may be sold by the selling securityholders.In accordance with Rule 457(g), the entire registration fee for the warrants is allocated to the ordinary shares underlying the warrants, and no separate fee is payable for the warrants.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value $0.0001 per share
Amount Registered | shares	19,157,081
Proposed Maximum Offering Price per Unit | $ / shares	1.97
Maximum Aggregate Offering Price	$ 37,739,449.57
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,211.82
Offering Note	Ordinary shares will be offered for resale by the selling securityholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 10,300,961 ordinary shares and 9,152,087 warrants of the registrant. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, the ordinary shares being registered hereunder include an indeterminable number of additional shares that may be issuable as a result of stock splits, stock dividends or similar transactions.Determined pursuant to Rule 457(c) under the Securities Act, solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Company’s ordinary shares on The Nasdaq Global Market on December 29, 2025, which date is a date within five business days prior to the filing of this registration statement.Includes the issuance of up to 19,157,081 ordinary shares of the Registrant that may be issued upon exercise of warrants to purchase ordinary shares of the Registrant.